Business Combination - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 11, 2021 USD ($) $ / shares shares	Aug. 10, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020
Business Acquisition [Line Items]
Shares issued in exchange for Unvested restricted stock awards and unexercised stock options		6,406,197
Merger Exchange Ratio		0.34	0.34	0.34
PIPE Financing [Member]
Business Acquisition [Line Items]
Number of units issued in transaction (in Shares)	18,610,000		533,500
Price per share (in Dollars per share) | $ / shares	$ 10.00
Gross proceeds | $	$ 186,100
Merger Agreement [Member]
Business Acquisition [Line Items]
Acquisition date		Aug. 10, 2021
Number of units issued in transaction (in Shares)		55,000,000
Tango Therapeutics, Inc [Member]
Business Acquisition [Line Items]
Outstanding common shares		48,593,803
BCTG Acquisition Corp [Member]
Business Acquisition [Line Items]
Gross proceeds | $	$ 326,300
Intangible assets | $		$ 0